Summary of Movements In Investment Balances (Detail) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments Schedule [Abstract]
Beginning balance	R$ 136,510	R$ 135,652	R$ 135,652	R$ 154,890
Share of profits of subsidiaries	(6,919)	R$ 604	(433)	(5,118)	R$ (21,883)
Associates' share of other comprehensive income	15		1,949	(8,541)
Equity in investees recognized in held-for-sale assets	5,382
Decrease of investments in associates	(9,847)
Other	106		(658)	(5,579)
Ending balance	R$ 125,247		R$ 136,510	R$ 135,652	R$ 154,890